Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INVESTMENT INCOME
Net investment income from Partnership operations	$ 3,376,911	$ 3,247,867	$ 2,944,237
EXPENSES
Charges to contract owners for assuming mortality risk and expense risk and for administration	412,653	373,002	397,527
NET INVESTMENT INCOME	2,964,258	2,874,865	2,546,710
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net change in unrealized gain (loss) on investments in Partnership	5,710,716	2,053,474	(16,935,039)
Net realized gain (loss) on sale of investments allocated from the Partnership		948,018	(1,727,472)
NET GAIN (LOSS) ON INVESTMENTS	5,710,716	3,001,492	(18,662,511)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 8,674,974	$ 5,876,357	$ (16,115,801)